DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Amounts recorded in respect of discontinued operations in the years ended December 31, 2015 and 2014 are as follows;

(in thousands of $)	2015	2014
Operating revenues	18,083	33,432
Gain on sale of newbuilding contracts	—	74,834
Voyage expenses and commissions	(13,414)	(17,291)
Ship operating costs	(7,050)	(6,797)
Administrative expenses	(985)	(2,490)
Goodwill impairment loss	—	(149,482)
Depreciation	(7,712)	(6,187)
Vessel impairment loss	(62,489)	—
Interest income	—	17
Interest expense	(2,119)	(1,698)
Gain on revaluation of investment in Golden Ocean	—	24,422
Share of results from associated companies	(14,880)	321
Impairment loss on shares	(40,556)	—
Gain on non-controlling interest	192	—
Other financial items	(76)	—
Foreign exchange loss	—	(2)
Other non-operating expense	—	(238)
Net loss from discontinued operations	(131,006)	(51,159)
Net loss attributable to non-controlling interest	(30,305)	(63,214)
Net (loss) income from discontinued operations after non-controlling interest	(100,701)	12,055